AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS

June 30, 2021

(unaudited)

Principal Amount	General Obligation Bonds (26.0%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City (3.3%)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$ 222,000	6.250%, 01/01/29	NR/A-/NR	$ 228,287

	Gilbert Improvement District No. 19
5,000	5.200%, 01/01/23	Aa1/AA-/NR	5,020

	Gilbert Improvement District No. 20
585,000	5.100%, 01/01/29	Aa1/AA-/NR	598,976

	Glendale, Arizona
200,000	5.000%, 07/01/33	NR/AA-/AAA	251,312

	Goodyear, Arizona
1,150,000	3.000%, 07/01/39	Aa1/AA/NR	1,288,771

	Goodyear McDowell Road Commercial Corridor Improvement District
855,000	3.250%, 01/01/27 BAMAC Insured	Aa2/AA/NR	970,536

	Mesa, Arizona
425,000	4.000%, 07/01/32	Aa2/AA/AAA	506,855
425,000	4.000%, 07/01/33	Aa2/AA/AAA	505,563
450,000	4.000%, 07/01/34	Aa2/AA/AAA	534,047

	Scottsdale, Arizona
500,000	4.000%, 07/01/34	Aaa/AAA/AAA	585,250

	Tempe, Arizona
555,000	5.000%, 07/01/33	NR/AAA/AAA	756,842

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa2/NR/NR	2,007,880

	Tolleson, Arizona
1,000,000	4.000%, 07/01/38	NR/AA/AAA	1,170,800

	Total City		9,410,139

	Community College (0.6%)

	Pinal Co. Community College District
500,000	4.000%, 07/01/33	NR/AA-/NR	616,705
1,000,000	3.000%, 07/01/34	NR/AA-/NR	1,122,120

	Total Community College		1,738,825

	County (5.7%)

	Drexel Heights Fire District
120,000	3.000%, 07/01/21	NR/AA-/NR	120,000
100,000	3.000%, 07/01/22	NR/AA-/NR	102,687

	Maricopa Co. Daisy Mountain Fire District
340,000	4.000%, 07/01/27 AGMC Insured	NR/AA/NR	393,105

	Maricopa Co. Special Health Care District
2,500,000	5.000%, 07/01/25	Aa3/NR/AA-	2,948,425
2,500,000	5.000%, 07/01/26	Aa3/NR/AA-	3,032,575
3,000,000	5.000%, 07/01/32	Aa3/NR/AA-	3,756,150
1,500,000	5.000%, 07/01/34	Aa3/NR/AA-	1,869,120

	Pima Co. Northwest Fire District
515,000	4.000%, 07/01/21	NR/AA-/NR	515,000
545,000	4.000%, 07/01/22	NR/AA-/NR	564,179

	Yavapai Co. Jail District
1,650,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/AA	1,916,508

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,132,460

	Total County		16,350,209

	School District (16.4%)

	Buckeye Union High School District No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,167,240
500,000	5.000%, 07/01/36 BAMAC Insured	NR/AA/NR	607,960

	Gila Co. Unified School District No. 10 (Payson)
1,000,000	5.000%, 07/01/28	Aa2/NR/NR	1,133,450

	Glendale Union High School District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	572,675
650,000	3.000%, 07/01/35 AGMC Insured	NR/AA/NR	725,667

	Maricopa Co. Elementary School District No. 1 (Phoenix)
500,000	4.000%, 07/01/31 BAMAC Insured	NR/AA/NR	580,985
460,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	533,462

	Maricopa Co. Elementary School District No. 2 (Riverside)
1,000,000	5.000%, 07/01/30 BAMAC Insured	NR/AA/NR	1,285,830

	Maricopa Co. Elementary School District No. 3 (Tempe)
500,000	5.000%, 07/01/30	Aa1/NR/NR	621,225

	Maricopa Co. Elementary School District No. 8 (Osborn)
500,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	611,465

	Maricopa Co. Elementary School District No. 25 (Liberty)
350,000	4.000%, 07/01/35 AGMC Insured	NR/AA/NR	417,830
300,000	4.000%, 07/01/36 AGMC Insured	NR/AA/NR	357,279
375,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	445,493

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
350,000	5.000%, 07/01/34	Aaa/AA/NR	407,183

	Maricopa Co. Elementary School District No. 40 (Glendale)
2,050,000	2.000%, 07/01/35 AGMC Insured	NR/AA/AA+	2,087,823

	Maricopa Co. Elementary School District No. 62 (Union)
315,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	370,106
580,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	676,274
300,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/NR	349,023
375,000	4.000%, 07/01/34 BAMAC Insured	NR/AA/NR	435,386

	Maricopa Co. Elementary School District No. 65 (Littleton)
425,000	4.000%, 07/01/34 BAMAC Insured†††	Aa3/AA/NR	517,212
650,000	3.000%, 07/01/37 BAMAC Insured†††	Aa3/AA/NR	719,121
500,000	3.000%, 07/01/38 BAMAC Insured†††	Aa3/AA/NR	552,320

	Maricopa Co. Elementary School District No. 66 (Roosevelt)
500,000	5.000%, 07/01/21 BAMAC Insured	A1/AA/NR	500,000

	Maricopa Co. Elementary School District No. 92 (Pendergast)
175,000	5.000%, 07/01/21	Aa3/NR/AA+	175,000

	Maricopa Co. High School District No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa1/AA/AAA	570,465

	Maricopa Co. High School District No. 214 (Tolleson)
825,000	4.000%, 07/01/34	Aa1/AA/NR	976,049

	Maricopa Co. Unified School District No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	Aa3/AA-/NR	1,555,290
675,000	4.500%, 07/01/33 AGMC Insured	Aa3/AA/NR	775,629

	Maricopa Co. Unified School District No. 24 (Gila Bend)
105,000	5.500%, 07/01/22	NR/NR/NR*	105,208

	Maricopa Co. Unified School District No. 60 (Higley)
1,615,000	5.000%, 07/01/29	Aa2/A+/NR	1,826,920

	Maricopa Co. Unified School District No. 66 (Roosevelt)
910,000	4.000%, 07/01/31 BAMAC Insured	A1/AA/NR	1,060,259

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa1/NR/AAA	1,080,950
425,000	4.000%, 07/01/35	Aa1/NR/AAA	521,037
900,000	3.000%, 07/01/36	Aa1/NR/AAA	1,016,334
300,000	3.000%, 07/01/36	Aa1/NR/AAA	334,713

	Maricopa Co. Unified School District No. 80 (Chandler)
1,000,000	4.000%, 07/01/32	Aaa/NR/AAA	1,242,980
545,000	4.000%, 07/01/36	Aaa/AA/NR	646,659

	Maricopa Co. Unified School District No. 89 (Dysart)
500,000	4.000%, 07/01/28	NR/A+/AAA	544,760
2,185,000	5.500%, 07/01/22 NPFG/FGIC Insured	Baa2/A+/NR	2,299,188

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,300,000

	Mohave Co. Unified School District No. 1 (Lake Havasu)
250,000	2.000%, 07/01/21	Aa1/NR/NR	250,000
500,000	5.000%, 07/01/35	Aa1/NR/NR	613,290

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	4.000%, 07/01/31 AGMC Insured	NR/AA/NR	576,295

	Navajo Co. Unified School District No. 32 (Blue Ridge)
400,000	5.000%, 07/01/29 AGMC Insured	NR/AA/NR	495,312

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A/NR	1,278,863
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	996,892
1,000,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	1,155,470
1,000,000	4.250%, 07/01/32 MAC Insured	NR/AA/NR	1,135,050

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	4.500%, 07/01/37 AGMC Insured	NR/AA/NR	1,177,910
250,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	299,020
250,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	302,623
300,000	3.000%, 07/01/38 BAMAC Insured	NR/AA/NR	326,487
280,000	3.000%, 07/01/40 BAMAC Insured	NR/AA/NR	303,453

	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa1/A+/NR	700,000

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,121,799

	Pima Co. Unified School District No. 20 (Vail)
700,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	888,083

	Pinal Co. Unified School District No. 44 (J. O. Combs)
1,225,000	3.750%, 07/01/38 AGMC Insured	NR/AA/NR	1,379,117

	Western Maricopa Education Center District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,284,792

	Yavapai Co. Elementary School District No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	839,174

	Total School District		46,830,080

	Total General Obligation Bonds		74,329,253

	Revenue Bonds (66.3%)

	Airport (8.5%)

	Phoenix Civic Improvement Corp. Airport Bonds
5,000,000	4.000%, 07/01/40	A1/A/NR	5,736,250
2,595,000	5.000%, 07/01/27 AMT	Aa3/A+/NR	3,224,236
185,000	5.000%, 07/01/30 AMT	Aa3/A+/NR	227,421
3,850,000	5.000%, 07/01/31 AMT	Aa3/A+/NR	4,733,344
2,900,000	5.000%, 07/01/31 AMT	Aa3/A+/NR	3,638,949
2,700,000	5.000%, 07/01/32 AMT	Aa3/A+/NR	2,929,932
200,000	5.000%, 07/01/33 AMT	Aa3/A+/NR	250,852
1,600,000	3.000%, 07/01/49	A1/A/NR	1,678,464
300,000	5.000%, 07/01/49	A1/A/NR	377,964
1,000,000	3.250%, 07/01/49 AMT	A1/A/NR	1,050,030

	Phoenix-Mesa Gateway Airport Authority
515,000	5.000%, 07/01/38 AMT	A1/AA+/NR	538,242

	Total Airport		24,385,684

	Charter Schools (2.3%)

	Arizona Industrial Development Authority (Basis Schools)
240,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	282,473

	Arizona Industrial Development Authority (Candeo Schools)
500,000	3.375%, 07/01/41 State Enhanced	NR/AA-/NR	546,000

	Arizona Industrial Development Authority (Equitable Schools)
225,000	5.000%, 11/01/21	NR/A/NR	228,339
600,000	5.000%, 11/01/32	NR/A/NR	782,610
1,000,000	4.000%, 11/01/36	NR/A/NR	1,192,750

	Arizona Industrial Development Authority (Greathearts Academies)
1,000,000	3.000%, 07/01/37 State Enhanced	NR/AA-/NR	1,097,130

	La Paz Co. Industrial Development Authority (Harmony Public Schools Projects)
200,000	5.000%, 02/15/28	NR/BBB/NR	229,492

	Maricopa Co. Industrial Development Authority (Great Hearts Arizona Projects)
250,000	5.000%, 07/01/26 State Enhanced	NR/AA-/NR	300,663
315,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	375,672

	Phoenix Industrial Development Authority (Great Hearts Academies Project)
500,000	5.000%, 07/01/41	NR/BBB-/NR	561,000

	Phoenix Industrial Development Authority (Villa Montessori Inc. Project)
415,000	5.000%, 07/01/35	NR/BBB-/NR	469,473

	Phoenix Industrial Development Authority (Vista College Preparatory Projects)
430,000	5.000%, 07/01/43 State Enhanced	NR/AA-/NR	515,084

	Total Charter Schools		6,580,686

	Excise Tax (10.4%)

	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA/AA	455,592
1,000,000	5.000%, 07/01/43	NR/AA/AA	1,152,720

	Buckeye Roosevelt Street Improvement District
100,000	4.000%, 01/01/32	NR/A-/NR	104,430
125,000	4.050%, 01/01/33	NR/A-/NR	130,556

	Bullhead City Excise Tax
310,000	3.000%, 07/01/21	NR/AA/NR	310,000

	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	587,510

	Flagstaff Pledged Revenue
1,395,000	4.250%, 07/01/33	NR/AA/NR	1,620,599

	Gila Co. Pledged Revenue Obligations
555,000	4.000%, 07/01/30	NR/AA/NR	657,570

	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa1/AAA/AAA	499,644

	Graham Co. Jail District Revenue Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,137,990

	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	294,528
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,527,428

	Mesa Excise Tax
1,000,000	3.000%, 07/01/38	Aa3/AA+/NR	1,096,950

	Page Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,080,000

	Phoenix Civic Improvement Corp.
3,770,000	4.000%, 07/01/45	Aa2/AAA/AA+	4,523,133

	Phoenix Civic Improvement Corp. (Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,543,320
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,734,360
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,097,160
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	3,253,925

	Pinal Co. Revenue Obligations Refunding
1,500,000	5.000%, 08/01/33	NR/AA-/AA	1,684,110

	Queen Creek Excise Tax & State Shared Revenue
250,000	5.000%, 08/01/30	NR/AA/AA	273,983

	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	2,016,502
885,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	1,062,398

	Total Excise Tax		29,844,408

	Healthcare (10.3%)

	Arizona Health Facilities Authority (Banner Health)
2,000,000	5.000%, 01/01/44	NR/AA-/AA-	2,195,860

	Arizona Health Facilities Authority (Phoenix Children's Hospital)
1,000,000	5.000%, 02/01/27	A1/A/A+	1,028,320
775,000	5.000%, 02/01/30	A1/A/A+	796,809
6,035,000	5.000%, 02/01/34	A1/A/A+	6,203,377

	Arizona Health Facilities Authority (Scottsdale Lincoln Hospitals)
3,000,000	5.000%, 12/01/34	A2/NR/A+	3,427,080
1,500,000	5.000%, 12/01/42	A2/NR/A+	1,700,505

	Maricopa Co. Industrial Development Authority (Banner Health)
1,600,000	5.000%, 01/01/38	NR/AA-/AA-	1,921,888
3,000,000	3.000%, 01/01/49	NR/AA-/AA-	3,216,630

	Maricopa Co. Industrial Development Authority (HonorHealth)
2,250,000	4.125%, 09/01/38	A2/NR/A+	2,648,633
1,000,000	4.125%, 09/01/42	A2/NR/A+	1,168,360

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA-/NR	505,730
500,000	5.250%, 10/01/26	NR/AA-/NR	505,540

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
200,000	5.000%, 08/01/21	A2/NR/A+	200,772
1,000,000	5.250%, 08/01/33	A2/NR/A+	1,084,540
675,000	5.000%, 08/01/34	A2/NR/A+	798,127

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A/NR	1,791,486
200,000	5.000%, 08/01/32	NR/A/NR	225,916

	Total Healthcare		29,419,573

	Higher Education (9.7%)

	Arizona Board of Regents (Arizona State University System)
480,000	5.000%, 07/01/31	Aa2/AA/NR	561,725
1,985,000	5.000%, 07/01/36	Aa2/AA/NR	2,653,528
1,500,000	5.000%, 07/01/41	Aa2/AA/NR	1,940,100
565,000	4.000%, 07/01/49	Aa2/AA/NR	663,892

	Arizona Board of Regents (Arizona State University System) Green Bonds
750,000	5.000%, 07/01/34	Aa2/AA/NR	876,405

	Arizona Board of Regents (Northern Arizona University System)
575,000	5.000%, 06/01/32	A1/A+/NR	643,540

	Arizona Board of Regents (Northern Arizona University) Speed Stimulus Plan for Economic & Educational Development
2,090,000	5.000%, 08/01/29 AGMC Insured	A2/AA/NR	2,702,203

	Arizona Board of Regents (University of Arizona System) Speed Stimulus Plan for Economic & Educational Development
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,704,600
1,500,000	3.125%, 08/01/39	Aa3/A+/NR	1,658,190

	Arizona Board of Regents (University of Arizona System)
400,000	5.000%, 06/01/29	Aa2/AA-/NR	449,404

	Arizona Industrial Development Authority (North Carolina Central University Student Housing)
250,000	4.000%, 06/01/34 BAMAC Insured	Baa3/AA/NR	289,295
700,000	4.000%, 06/01/39 BAMAC Insured	Baa3/AA/NR	801,584

	Arizona State University Speed Stimulus Plan for Economic & Educational Development
625,000	5.000%, 08/01/34	Aa3/AA-/NR	710,250

	McAllister Academic Village (Arizona State University Hassayampa)
1,000,000	5.000%, 07/01/39	Aa3/AA-/NR	1,193,020

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing)
200,000	5.000%, 07/01/26	Baa3/NR/NR	237,076
400,000	5.000%, 07/01/33	Baa3/NR/NR	482,632
1,250,000	5.000%, 07/01/42	Baa3/NR/NR	1,476,725

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing II)
100,000	5.000%, 07/01/26	Baa3/NR/NR	118,324
250,000	5.000%, 07/01/27	Baa3/NR/NR	302,558
150,000	5.000%, 07/01/28	Baa3/NR/NR	185,087
200,000	5.000%, 07/01/30	Baa3/NR/NR	248,986
300,000	5.000%, 07/01/32	Baa3/NR/NR	369,948

	Phoenix Industrial Development Authority (Eastern Kentucky University Project)
500,000	5.000%, 10/01/36	A3/BBB+/NR	590,425

	Phoenix Industrial Development Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A/NR	2,087,920

	Pima Co. Community College District
1,075,000	5.000%, 07/01/36	Aa3/NR/AA-	1,343,342
750,000	4.000%, 07/01/37	Aa3/NR/AA-	874,260
500,000	4.000%, 07/01/38	Aa3/NR/AA-	581,780

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A1/AA/NR	1,000,000

	Yuma/ La Paz Counties Community College District (Arizona Western College), Refunding
1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	1,100,760

	Total Higher Education		27,847,559

	Housing (1.7%)

	Arizona Industrial Development Authority Green Bond MTEB (Chandler Village Apartments Project)
4,932,520	2.120%, 07/01/37 FNMA Insured Series 2020	Aaa/NR/NR	4,990,230

	Lease (4.3%)

	Arizona Board of Regents (Northern Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	628,878
500,000	5.000%, 09/01/28	A2/A/NR	524,145
1,000,000	5.000%, 09/01/29	A2/A/NR	1,048,350

	Maricopa Co. COP
4,000,000	5.000%, 07/01/21	Aa1/AA+/AA+	4,000,000

	Nogales Municipal Development Authority, Inc.
845,000	4.000%, 06/01/36	NR/AA-/NR	926,297
615,000	5.000%, 06/01/28 AGMC Insured	NR/AA/NR	731,782
810,000	4.000%, 06/01/33 AGMC Insured	NR/AA/NR	956,124
2,000,000	4.000%, 06/01/39 AGMC Insured	NR/AA/NR	2,330,000

	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA+/NR	564,970

	State of Arizona COP
500,000	5.000%, 09/01/27	Aa2/AA-/NR	588,650

	Total Lease		12,299,196

	Mortgage (2.3%)

	Eastmark Community Facilities District No. 1
345,000	4.000%, 07/15/33 AGMC Insured	NR/AA/NR	394,121
360,000	4.000%, 07/15/34 AGMC Insured	NR/AA/NR	410,432

	Estrella Mountain Ranch Community Facilities District
1,000,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	1,199,260

	Festival Ranch Community Facilities District
950,000	5.000%, 07/15/37 BAMAC Insured	NR/AA/NR	1,164,111
750,000	5.000%, 07/15/38 BAMAC Insured	NR/AA/NR	917,595

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	546,045
500,000	4.000%, 07/15/32	A1/A-/NR	564,790

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB/NR	752,821

	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	523,850

	Total Mortgage		6,473,025

	Pollution Control (1.7%)

	Apache Co. Industrial Development Authority, Pollution Control (Tucson Electric Power Co.)
2,955,000	4.500%, 03/01/30	A3/A-/NR	3,033,633

	Maricopa Co. Pollution Control (El Paso Electric Co.)
375,000	3.600%, 02/01/40	Baa2/NR/BBB+	416,126
250,000	3.600%, 04/01/40	Baa2/NR/BBB+	277,418

	Maricopa Co. Pollution Control (Palo Verde Project)
1,000,000	1.050%***, 01/01/38 (Mandatory Put Date 6/01/22)	Baa2/BBB/NR	1,006,960

	Total Pollution Control		4,734,137

	Resource Recovery (2.3%)

	Chandler Industrial Development Authority (Intel Corporation Project)
4,250,000	2.700%, 12/01/37 AMT (Mandatory Put Date 8/14/23)	A1/A+/NR	4,449,283

	Maricopa Co. Industrial Development Authority, (Waste Management Inc. Project)
1,500,000	3.375%, 12/01/31 AMT (Mandatory Put Date 6/03/24)	NR/A-/NR	1,520,325

	Yavapai Co. Industrial Development Authority, (Waste Management Inc. Project)
520,000	2.200%, 03/01/28 AMT (Mandatory Put Date 06/03/24)	NR/A-/NR	547,763

	Total Resource Recovery		6,517,371

	Senior Living Facilities (2.0%)

	Arizona Industrial Development Authority, First Tier (Great Lakes Senior Living Communities)
480,000	4.250%, 01/01/40	NR/B+/NR	468,576

	Arizona Industrial Development Authority, Second Tier (Great Lakes Senior Living Communities)
620,000	5.000%, 01/01/28	NR/B/NR	652,265
555,000	5.000%, 01/01/29	NR/B/NR	582,939
1,205,000	5.000%, 01/01/30	NR/B/NR	1,260,743
655,000	4.000%, 01/01/33	NR/B/NR	604,192

	Maricopa Co. Industrial Development Authority (Christian Care Retirement Apartments)
1,000,000	5.000%, 01/01/30	NR/A/NR	1,139,940

	Pima Co. Industrial Development Authority (Christian Care Senior Living Facility)
1,000,000	5.000%, 12/15/32	NR/BBB+/NR	1,148,920

	Total Senior Living Facilities		5,857,575

	Transportation (0.2%)

	Pima Co. Regional Transportation Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	544,860

	Turnpike/Highway (0.5%)

	Pima Co. Street & Highway Revenue
1,480,000	2.000%, 07/01/33	NR/AA/AA	1,514,336

	Utility (7.1%)

	Greater Arizona Development Authority Revenue
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	556,570

	Mesa Utility System
1,500,000	4.000%, 07/01/32	Aa2/AA-/NR	1,722,795
2,500,000	4.000%, 07/01/35	Aa2/AA-/NR	3,110,450
2,185,000	5.000%, 07/01/45	Aa2/AA-/NR	2,874,389

	Salt River Project Agricultural Improvement and Power Revenue
6,100,000	4.000%, 01/01/39	Aa1/AA+/NR	7,378,682
150,000	5.000%, 01/01/32	Aa1/AA+/NR	188,067

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/BBB+/NR	3,824,940

	Surprise Utility System Senior Lien Obligations
470,000	5.000%, 07/01/33	NR/AA+/NR	588,788

	Total Utility		20,244,681

	Water/Sewer (3.0%)

	Gilbert Water Resource Municipal Property Corp.
1,190,000	4.000%, 07/01/34	NR/AAA/AAA	1,363,704

	Glendale Water & Sewer Revenue
500,000	5.000%, 07/01/28	A1/AA/NR	523,130

	Goodyear Water and Sewer Revenue
2,000,000	4.000%, 07/01/45 AGMC Insured	Aa3/AA/NR	2,354,640

	Lake Havasu City Wastewater System Revenue
1,000,000	5.000%, 07/01/43 AGMC Insured	A2/AA/NR	1,150,180

	Phoenix Civic Improvement Corp. Wastewater Revenue
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,733,640

	Phoenix Civic Improvement Corp. Water System Revenue
1,100,000	5.000%, 07/01/38	Aa2/AAA/NR	1,311,024

	Total Water/Sewer		8,436,318

	Total Revenue Bonds		189,689,639

	Pre-Refunded Bonds (6.9%)††

	Pre-Refunded General Obligation Bonds (0.8%)

	School District (0.8%)

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aaa/AA/NR	276,503

	Maricopa Co. Unified School District No. 48 (Scottsdale)
1,200,000	4.750%, 07/01/30	Aa1/AA/NR	1,200,000

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aaa/AA/NR	699,478

	Total Pre-Refunded General Obligation Bonds		2,175,981

	Pre-Refunded Revenue Bonds (6.1%)

	Excise Tax (1.2%)

	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa2/AA+/NR	1,572,780

	Scottsdale Municipal Property Corp.
1,500,000	5.000%, 07/01/34	Aa1/AAA/AA+	1,773,345

	Total Excise Tax		3,346,125

	Healthcare (2.9%)

	Arizona Health Facilities Authority (Banner Health)
5,000,000	4.000%, 01/01/43	NR/AA-/NR	5,096,900

	Maricopa Co. Hospital Revenue (Sun Health)
920,000	5.000%, 04/01/25	NR/NR/NR*	1,002,046
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,395,534

	Total Healthcare		8,494,480

	Higher Education (0.9%)

	Arizona Board of Regents (Arizona State University System)
285,000	5.000%, 07/01/32	Aa2/AA/NR	298,828
115,000	5.000%, 07/01/32	Aa2/AA/NR	120,580

	Arizona Board of Regents (University of Arizona System)
460,000	5.000%, 06/01/31	Aa2/AA-/NR	479,628

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,587,983

	Total Higher Education		2,487,019

	Utility (0.9%)

	Mesa Utility System
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,100,000

	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
305,000	4.750%, 07/01/31	NR/A+/NR	305,000
250,000	5.250%, 07/01/36	NR/A+/NR	250,000

	Total Utility		2,655,000

	Water/Sewer (0.2%)

	Goodyear Water and Sewer Revenue
635,000	5.250%, 07/01/31 AGMC Insured	Aa3/AA/NR	635,000

	Total Pre-Refunded Revenue Bonds		17,617,624

	Total Pre-Refunded Bonds		19,793,605

	Total Municipal Bonds (cost $265,490,310)		283,812,497

Shares	Short-Term Investment (0.6%)

1,861,867	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%** (cost $1,861,867)	Aaa-mf/AAAm/NR	1,861,867

	Total Investments (cost $267,352,177-note b)	99.8%	285,674,364
	Other assets less liabilities	0.2	471,640
	Net Assets	100.0%	$ 286,146,004

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P or Fitch	9.2%
Pre-refunded bonds††	7.0
Aa of Moody's or AA of S&P or Fitch	58.8
A of Moody's or S&P or Fitch	20.6
Baa of Moody's or BBB of S&P or Fitch	2.9
B of S&P	1.3
Not Rated*	0.2
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
MTEB- Multifamily Tax-Exempt Mortgage-Backed Bonds
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Variable rate.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

†††	Security purchased on a delayed delivery or when-issued basis.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $266,882,908 amounted to $18,791,456, which consisted of aggregate gross unrealized appreciation of $19,093,079 and aggregate gross unrealized depreciation of $301,623.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2021:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$1,861,867
Level 2 – Other Significant Observable Inputs- Municipal Bonds	283,812,497
Level 3 – Significant Unobservable Inputs	–
Total	$285,674,364
+ See schedule of investments for a detailed listing of securities.